Schedule I Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 106,957,245	[1]
Fair Value	113,794,434
Amount at which shown in the consolidated balance sheets	113,183,598
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	92,651,143	[1]
Fair Value	98,841,507
Amount at which shown in the consolidated balance sheets	98,841,507
Fixed-maturity securities | Available-for-sale securities, equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	92,615,161	[1]
Fair Value	98,805,288
Amount at which shown in the consolidated balance sheets	98,805,288
Fixed-maturity securities | Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	35,982	[1]
Fair Value	36,219
Amount at which shown in the consolidated balance sheets	36,219
U.S. Government | Fixed-maturity securities | Available-for-sale securities, equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,449,361	[1]
Fair Value	2,441,454
Amount at which shown in the consolidated balance sheets	2,441,454
U.S. Government | Fixed-maturity securities | Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	30,578	[1]
Fair Value	30,901
Amount at which shown in the consolidated balance sheets	30,901
Non Government backed Securities | Fixed-maturity securities | Available-for-sale securities, equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,692	[1]
Fair Value	6,817
Amount at which shown in the consolidated balance sheets	6,817
Non Government backed Securities | Fixed-maturity securities | Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,254	[1]
Fair Value	5,168
Amount at which shown in the consolidated balance sheets	5,168
States and political subdivisions | Fixed-maturity securities | Available-for-sale securities, equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10,177,673	[1]
Fair Value	11,317,726
Amount at which shown in the consolidated balance sheets	11,317,726
Foreign Government | Fixed-maturity securities | Available-for-sale securities, equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	523,356	[1]
Fair Value	540,613
Amount at which shown in the consolidated balance sheets	540,613
Corporate securities | Fixed-maturity securities | Available-for-sale securities, equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	65,145,715	[1]
Fair Value	70,045,273
Amount at which shown in the consolidated balance sheets	70,045,273
Corporate securities | Fixed-maturity securities | Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	150	[1]
Fair Value	150
Amount at which shown in the consolidated balance sheets	150
Mortgage-backed securities | Fixed-maturity securities | Available-for-sale securities, equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	14,297,121	[1]
Fair Value	14,425,840
Amount at which shown in the consolidated balance sheets	14,425,840
Collateralized debt obligations | Fixed-maturity securities | Available-for-sale securities, equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	15,243	[1]
Fair Value	27,565
Amount at which shown in the consolidated balance sheets	27,565
Other Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	13,755,812	[1]
Fair Value	14,366,648
Amount at which shown in the consolidated balance sheets	13,755,812
Other Investments | Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,761,939	[1]
Fair Value	12,372,775
Amount at which shown in the consolidated balance sheets	11,761,939
Other Investments | Derivative
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,388,190	[1]
Fair Value	1,388,190
Amount at which shown in the consolidated balance sheets	1,388,190
Other Investments | Loans Related to Affiliated Companies and Other Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	39,120	[1]
Fair Value	39,120
Amount at which shown in the consolidated balance sheets	39,120
Other Investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	184,409	[1]
Fair Value	184,409
Amount at which shown in the consolidated balance sheets	184,409
Other Investments | Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	382,154	[1]
Fair Value	382,154
Amount at which shown in the consolidated balance sheets	382,154
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	550,290	[1]
Fair Value	586,279
Amount at which shown in the consolidated balance sheets	586,279
Equity securities | Available-for-sale securities, equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	261,073	[1]
Fair Value	271,909
Amount at which shown in the consolidated balance sheets	271,909
Equity securities | Fair value option and trading [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	289,217	[1]
Fair Value	314,370
Amount at which shown in the consolidated balance sheets	314,370
Equity securities | Common stocks, Industrial and miscellaneous | Available-for-sale securities, equity | Preferred Stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	259,573	[1]
Fair Value	270,409
Amount at which shown in the consolidated balance sheets	270,409
Equity securities | Common stocks, Industrial and miscellaneous | Available-for-sale securities, equity | Common stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,500	[1]
Fair Value	1,500
Amount at which shown in the consolidated balance sheets	1,500
Equity securities | Common stocks, Industrial and miscellaneous | Fair value option and trading [Member] | Common stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	289,217	[1]
Fair Value	314,370
Amount at which shown in the consolidated balance sheets	$ 314,370

[1]	The original cost of equity securities and other investments is reduced by impairments. The original cost of fixed-maturity securities is reduced by repayments and impairments adjusted for amortization of premiums and accrual discounts.